Long-term Debt, Summary (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 127,379		$ 125,354
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Senior Notes	59,252		57,233
Subordinated Debt	12,505		13,182
Junior Subordinated Notes	4,476		7,198
Long-term Debt	76,233		77,613
Wells Fargo Bank, N.A. and other bank entities [Member]
Debt Instrument [Line Items]
Senior Notes	8,344		4,353
Subordinated Debt	15,770		17,858
Junior Subordinated Notes	294		286
Long-term Debt	44,752		42,202
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2062
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	12.50%
Other Long-Term Debt	16,976		14,854
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Senior Notes	5,988		5,174
Junior Subordinated Notes	155		155
Long-term Debt	6,394		5,539
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2018
Stated interest rate(s) Minimum	3.50%
Stated interest rate(s) Maximum	6.00%
Other Long-Term Debt	136		129
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2048
Maturity date		Jun. 15, 2012
Stated interest rate(s) Minimum	0.059%
Stated interest rate(s) Maximum	3.48%
Senior Notes	10,996	1,750	17,872
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2016
Stated interest rate(s) Minimum	0.653%
Stated interest rate(s) Maximum	0.71%
Subordinated Debt	1,165		1,141
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Stated interest rate(s) Minimum	0.84%
Stated interest rate(s) Maximum	1.34%
Junior Subordinated Notes	255		247
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2040
Stated interest rate(s) Minimum	0.06%
Stated interest rate(s) Maximum	0.53%
Senior Notes	170		72
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2017
Stated interest rate(s) Minimum	0.52%
Stated interest rate(s) Maximum	3.652%
Subordinated Debt	1,617		1,976
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Stated interest rate(s) Minimum	0.88%
Stated interest rate(s) Maximum	0.99%
Junior Subordinated Notes	294		286
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2052
Stated interest rate(s) Minimum	0.339%
Stated interest rate(s) Maximum	31.835%
Other Long-Term Debt	1,826		2,748
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Interest Rate, Stated Percentage	0.813%
Junior Subordinated Notes	155		155
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2015
Interest Rate, Stated Percentage	1.606%
Other Long-Term Debt	10		0
Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2035
Maturity date		Jun. 15, 2012
Interest Rate, Stated Percentage		2.125%
Stated interest rate(s) Minimum	1.25%
Stated interest rate(s) Maximum	6.75%
Senior Notes	44,623	1,750	38,002
Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2035
Stated interest rate(s) Minimum	4.375%
Stated interest rate(s) Maximum	7.574%
Subordinated Debt	11,340		12,041
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2013
Interest Rate, Stated Percentage	6.00%
Senior Notes	1,331		1,326
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2038
Stated interest rate(s) Minimum	4.75%
Stated interest rate(s) Maximum	7.74%
Subordinated Debt	14,153		15,882
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2052
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	7.00%
Other Long-Term Debt	1,542		2,103
Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2019
Stated interest rate(s) Minimum	2.774%
Stated interest rate(s) Maximum	4.38%
Senior Notes	5,968		5,154
Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2023
Stated interest rate(s) Minimum	5.16%
Stated interest rate(s) Maximum	6.34%
Other Long-Term Debt	105		81
Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2029
Maturity date(s) End	Dec. 31, 2068
Stated interest rate(s) Minimum	5.625%
Stated interest rate(s) Maximum	7.95%
Junior Subordinated Notes	4,221		6,951
FixFloat Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2020
Variable Stated interest rate	6.795% through 2015, varies
Senior Notes	20		20
Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2013
Stated interest rate(s) Minimum	0.403%
Stated interest rate(s) Maximum	0.411%
Senior Notes	2,002		2,101
Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2031
Stated interest rate(s) Minimum	3.83%
Stated interest rate(s) Maximum	8.17%
Senior Notes	216		500
Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2023
Senior Notes	12		116
Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2052
Senior Notes	3,633		1,359
Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2013
Maturity date(s) End	Dec. 31, 2025
Senior Notes	163		238
Floating-Rate Extendible Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2014
Stated interest rate(s) Minimum	0.359%
Stated interest rate(s) Maximum	0.38%
Senior Notes	$ 4,450		$ 0